JENNIFER M. GOODMAN 312-609-7732 jgoodman@vedderprice.com

December 28, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Asset Management Fund

Post-Effective Amendment No. 63 under the Securities Act of 1933 and Amendment No. 64 under Investment Company Act of 1940

File Nos. 002-78808 and 811-03541

To the Commission:

On behalf of Asset Management Fund (the “Trust”), we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust’s Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A (Amendment No. 64 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act for purposes of restructuring the investment strategy of the Ultra Short Fund and updating the Funds’ financial statements and making certain other non-material changes. We intend for this Amendment to become on February 29, 2012.

If you have any questions or comments concerning this filing, please contact the undersigned at (312) 609-7732.

Very truly yours,

/s/ Jennifer M. Goodman
Jennifer M. Goodman

JG/sf

Enclosures